Gratuity and other post-employment benefit plans - Summary of Change in Present Value of Defined Benefit Obligation (Detail) - Defined Benefit Gratuity Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	₨ 189	$ 2	₨ 150	₨ 108
Current service cost	52	1	44	31
Interest cost	12	0	10	7
Benefits paid	(20)	0	(5)	(6)
Liabilities assumed / (settled)	0	0	1	0
Remeasurements during the year due to:
- Experience adjustments	6	0	6	7
- Change in financial assumptions	(10)	0	1	0
- Change in demographic assumptions	2	0	(16)	0
Liabilities net of planned assets assumed under business combination	0	0	9	3
Assets extinguished on curtailments / settlements	0	0	(11)	0
Closing defined benefit obligation	₨ 231	$ 3	₨ 189	₨ 150